Property, plant and equipment	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
Property, plant and equipment [Text Block]

12. Property, plant and equipment

Dec. 31, 2022	Exploration and evaluation assets	Capital works in progress	Mining properties	Plant and equipment	Plant and equipment - ROU assets[1]	Total
Balance, Jan. 1, 2022	$88,207	$858,230	$2,434,000	$2,983,919	$259,726	$6,624,082
Additions	18,386	173,810	3,148	35,953	27,984	259,281
Capitalized stripping and development	-	-	89,262	-	-	89,262
Decommissioning and restoration	-	723	(12,583)	(25,248)	-	(37,108)
Derecognition of assets - cost	-	-	(995,575)	(422,524)	(2,950)	(1,421,049)
Capitalized accretion and depreciation	-	1,607	-	(2)	-	1,605
Transfers and other movements	(29,395)	(154,554)	3,825	231,444	(51,320)	-
Disposals	(215)	(1,091)	-	(7,691)	(28,434)	(37,431)
Impairment (Note 6h)	-	(94,956)	-	-	-	(94,956)
Effects of movements in exchange rates	(1,002)	(4,918)	(16,915)	(53,234)	(2,569)	(78,638)
Balance, Dec. 31, 2022	75,981	778,851	1,505,162	2,742,617	202,437	5,305,048

Accumulated depreciation
Balance, Jan. 1, 2022	-	-	1,284,369	1,445,122	153,625	2,883,116
Depreciation for the year	-	-	155,503	169,096	22,786	347,385
Derecognition of assets - accumulated depreciation	-	-	(995,575)	(422,524)	(2,950)	(1,421,049)
Transfers and other movements	-	-	5	25,055	(25,060)	-
Disposals	-	-	-	(4,094)	(19,516)	(23,610)
Effects of movement in exchange rates	-	-	(151)	(31,446)	(1,627)	(33,224)
Balance, Dec. 31, 2022	-	-	444,151	1,181,209	127,258	1,752,618
Net book value	$75,981	$778,851	$1,061,011	$1,561,408	$75,179	$3,552,430

[1] Includes $5,413 of capital works in progress - ROU assets (costs) that relate to the Arizona business unit (December 31, 2021 - $5,112, related to the Arizona business unit).

Dec. 31, 2021	Exploration and evaluation assets	Capital works in progress	Mining properties	Plant and equipment	Plant and equipment- ROU assets[1]	Total
Balance, Jan. 1, 2021	$79,059	$957,162	$2,217,461	$2,793,719	$214,303	$6,261,704
Additions	9,084	268,090	1,731	17,735	49,695	346,335
Capitalized stripping and development	-	-	79,426	-	-	79,426
Decommissioning and restoration	-	(525)	4,630	139,911	-	144,016
Transfers and other movements	-	(357,381)	128,320	229,981	(920)	-
Impairment (Note 6i)	-	-	(1,054)	(192,419)	-	(193,473)
Disposals	-	(5,941)	-	(10,803)	(3,544)	(20,288)
Effects of movements in exchange rates	64	(3,175)	3,486	5,795	192	6,362
Balance, Dec. 31, 2021	88,207	858,230	2,434,000	2,983,919	259,726	6,624,082

Accumulated depreciation
Balance, Jan. 1, 2021	-	-	1,126,274	1,271,581	132,194	2,530,049
Depreciation for the year	-	-	155,878	181,565	24,536	361,979
Disposals	-	-	-	(8,525)	(3,158)	(11,683)
Effects of movement in exchange rates	-	-	2,217	501	53	2,771
Balance, Dec. 31, 2021	-	-	1,284,369	1,445,122	153,625	2,883,116
Net book value	$88,207	$858,230	$1,149,631	$1,538,797	$106,101	$3,740,966

[1] Includes $5,112 of capital works in progress - ROU assets (costs) that relate to the Arizona business unit.

At December 31, 2022, capital works in progress decreased compared to December 31, 2021 as a result of a pre-tax impairment charge of $94,956 related to certain capitalized costs and assets associated with the previous stand-alone development plan for the East deposit that are no longer recoverable (see note 6h).

The closure of the Flin Flon operations in the second quarter of 2022 has led to the derecognition of fully depreciated assets. This resulted in a decrease in both the cost and accumulated depreciation of the Mining Properties and Plant and Equipment categories.

An indicator of impairment was identified in the second quarter of 2022 as a result of the recently released PEA and new mine plan for the Copper World Complex in Arizona. As such, management determined that a detailed impairment evaluation as at June 30, 2022 was required for the Arizona CGU. Management determined that the fair value less cost to dispose exceeded the carrying value of the Arizona CGU, accordingly no impairment was recorded.

During the third and fourth quarter of 2021, an impairment indicator was identified in relation to a revised Flin Flon closure plan. The revised closure plan, reflecting higher cost estimates, led to a large increase in the environmental reclamation provision (note 20) and a corresponding increase to Flin Flon PP&E. The increase in Flin Flon PP&E prompted an impairment test of these assets since the Flin Flon operation was expected to close mid-2022. Hudbay recorded an impairment to PP&E by comparing the carrying value of the Flin Flon operation to its recoverable amount using the value-in-use method for future cash flows associated with the operation until closure. The value-in-use recoverable amount is considered a level 3 valuation method. This resulted in an impairment loss of $193,473 for the year ended December 31, 2021.